LEASES - Weighted average remaining lease terms and discount rates (Details)	Dec. 31, 2025	Jun. 30, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	42 years 1 month 24 days	39 years 10 months 9 days
Weighted average discount rate	3.00%	3.00%